Leases	12 Months Ended
Dec. 31, 2021
Disclosure Text Block [Abstract]
Leases

Note 10. Leases

We lease office space and certain colocation space under non-cancelable operating lease agreements. As described in Note 4, we were also party to agreements with Cyxtera that have been determined to be short-term leases and some that consisted solely of variable lease payments. We also leased certain equipment under finance lease arrangements that expired in November 2021. Finance leases were not significant and were included in other noncurrent liabilities in the consolidated balance sheet as of December 31, 2020.

Operating Leases

The following is a summary of our operating lease costs for 2021 and 2020 (in thousands):

	2021	2020
Operating lease cost	$1,120	$1,411
Short-term lease cost	68	1,611
Variable lease cost	76	334
Total operating lease costs	$1,264	$3,356

Included in 2020 short-term lease cost and variable lease cost above is $1.5 million and $0.1 million, respectively, charged to us by the Management Company under the Transition Services Agreement described in Note 4. Substantially all of the obligations under the Transition Services Agreement ceased on December 31, 2020. The Intercompany Master Services Agreement was terminated on July 29, 2021. The Transition Services Agreement ended on June 30, 2021.

The following table presents information about leases on our consolidated balance sheets as of December 31, 2021 and 2020 (in thousands):

	2021	2020
Operating lease right-of-use assets	$2,497	$2,008
Operating lease liabilities, current	$798	$779
Operating lease liabilities, noncurrent	$1,891	$1,256

At December 31, 2021, the weighted-average remaining lease term and weighted-average discount rate for operating leases were 4.0 years and 6.39%, respectively. At December 31, 2020, the weighted-average remaining lease term and weighted-average discount rate for operating leases were 3.4 years and 5.92%, respectively.

Cash paid for amounts included in the measurement of operating lease liabilities was $1.0 million and $1.4 million for 2021 and 2020, respectively.

Right-of-use assets obtained in exchange for lease obligations was $1.4 million and $0.6 million for 2021 and 2020, respectively.

Maturities of operating lease liabilities consisted of the following as of December 31, 2021 (in thousands):

For the years ending:
2022	$875
2023	643
2024	571
2025	539
2026	377
Thereafter	27
Total future minimum lease payments	3,032
Less: Imputed interest	(343)
Total	$2,689